OPERATING REVENUES (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Schedule of revenues earned from time charters, voyage charters and other revenues	The following table shows the revenues earned from time charters, voyage charters and other revenues for the six months ended June 30, 2021 and 2020 respectively:

(in thousands of $)	2021	2020
Time charter revenues	205,518	86,250
Voyage charter revenues	227,223	166,382
Other revenues	1,014	1,022
Total operating revenues	433,755	253,654

(in thousands of $)	Lease	Non- lease	Total
Time charter revenues	205,518	—	205,518
Voyage charter revenues	41,340	185,883	227,223
Other revenues	—	1,014	1,014
Total operating revenues	246,858	186,897	433,755

Schedule of contract assets	As of June 30, 2021 and December 31, 2020, we reported the following contract assets in relation to our contracts with customers, including contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2021	2020
Voyages in progress	21,528	11,077
Trade accounts receivable	14,470	13,546
Other current assets (capitalized fulfillment costs)	3,363	3,260
Total	39,361	27,883